Vessels and subsidiaries - Time charter contracts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Time charter contracts
Total carrying amount	$ 2,407	$ 3,385
DHT China charter [Member]
Time charter contracts
Finite	$ 2,407	$ 3,385